Cost of Sales - Schedule of Cost of Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Production and delivery	$ 459,322	$ 493,370
Depreciation and depletion	163,007	176,024
Cost of sales	$ 622,329	$ 669,394